Equity - Non-controlling Interests Narrative (Details)	3 Months Ended
	Mar. 31, 2015 ft² building shares	Jun. 14, 2013 ft²	Dec. 31, 2012 ft²
Class of Stock
Common units held by noncontrolling interests | shares	2,382,563
Pinnacle JV
Class of Stock
Number of buildings in property | building	2
Area of real estate property	625,640
Ownership interest in property	65.00%
Pinnacle II
Class of Stock
Business acquisition, area of real estate property (in sqft)			231,864
Pinnacle I
Class of Stock
Ownership interest in property		98.25%
Business acquisition, area of real estate property (in sqft)		393,776
Common Units
Class of Stock
Shares used for valuation of redemption | shares	1
Conversion ratio	1